Other Expenses	12 Months Ended
Dec. 31, 2019
Other Expenses [abstract]
Other Expenses

26.    Other Expenses

	Years ended December 31,
	2019	2018
Write-down of investment in associate	$2,706	$-
Write-off of mineral properties	1,554	-
Loss on disposal of assets	67	167
Write-off of spare parts	-	398
Write off of assets held for sale	-	691
Other expenses	284	705
	$4,611	$1,961